Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2018
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000356409
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2018
Prospectus Date	rr_ProspectusDate	May 31, 2018